UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments
May 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	94.9%
BASIC MATERIALS—CHEMICAL	1.1%
Alcoa		2,500	$79,300
Dow Chemical Co.		3,200	127,584
			206,884
COMMERCIAL SERVICES	1.0%
Automatic Data Processing		3,900	177,333
CONSUMER—CYCLICAL	12.4%
AIRLINES	1.0%
Cathay Pacific Airways Ltd. (ADR)		22,500	185,625
APPAREL	1.7%
Nike		4,000	321,240
AUTO MANUFACTURERS	1.1%
PACCAR		2,600	199,810
AUTO PARTS EQUIPMENT	0.6%
Magna International		1,500	116,385
HOTEL	2.2%
Harrah’s Entertainment		2,000	152,080
InterContinental Hotels Group PLC (ADR)		14,300	244,816
			396,896
LEISURE TIME	1.0%
Carnival Corp.		4,600	183,586
RETAIL	4.4%
Federated Department Stores		1,400	101,962
JC Penney Co.		2,800	170,128
Nordstrom		3,600	132,588
Wal-Mart de Mexico SA de CV (ADR)		15,300	404,685
			809,363
TOYS/GAMES/HOBBIES	0.4%
Mattel		4,900	82,369
TOTAL CONSUMER—CYCLICAL			2,295,274

		Number of Shares	Value

CONSUMER—NON—CYCLICAL	16.0%
AGRICULTURE	2.5%
Altria Group		4,700	$340,045
Monsanto Co.		1,500	126,240
			466,285
BEVERAGE	2.3%
Diageo PLC (ADR)		6,500	430,235
COSMETICS/PERSONAL CARE	2.3%
Procter & Gamble Co.		7,900	428,575
FOOD	0.9%
The Hershey Co.		3,000	170,730
HEALTHCARE PRODUCTS	3.1%
Becton Dickinson & Co.		2,400	145,032
Johnson & Johnson		6,900	415,518
			560,550
HEALTHCARE SERVICES	1.0%
HCA		3,900	173,355
PHARMACEUTICAL	3.9%
Abbott Laboratories		7,900	337,330
Pfizer		6,300	149,058
Teva Pharmaceutical Industries Ltd. (ADR)		6,600	240,306
			726,694
TOTAL CONSUMER—NON—CYCLICAL			2,956,424
ENERGY	11.9%
OIL & GAS	9.3%
BP PLC (ADR)		4,200	296,940
ChevronTexaco Corp.		2,700	161,433
ConocoPhillips		2,700	170,883
Exxon Mobil Corp.		4,800	292,368
GlobalSantaFe Corp.		6,800	408,884
Kinder Morgan		2,800	281,344
Valero Energy Corp.		1,800	110,430
			1,722,282
OIL & GAS SERVICES	2.6%
Baker Hughes		5,500	474,650
TOTAL ENERGY			2,196,932

		Number of Shares	Value

FINANCIAL	26.1%
BANK	8.7%
Bank of America Corp.		8,600	$416,240
HSBC Holdings PLC (ADR)		4,800	418,656
US Bancorp		9,800	302,526
Wells Fargo & Co.		7,100	471,227
			1,608,649
DIVERSIFIED FINANCIAL SERVICE	7.3%
Citigroup		6,900	340,170
Countrywide Financial Corp.		7,000	267,960
Franklin Resources		1,700	152,915
Freddie Mac		2,600	156,104
JPMorgan Chase & Co.		7,700	328,328
Morgan Stanley		1,700	101,354
			1,346,831
INSURANCE	10.1%
ACE Ltd.		4,800	248,496
Aflac		11,100	519,480
Allstate Corp.		5,900	324,559
American International Group		2,300	139,840
Fidelity National Financial		3,900	161,811
HCC Insurance Holdings		13,300	408,177
XL Capital Ltd.		1,100	69,608
			1,871,971
TOTAL FINANCIAL			4,827,451
INDUSTRIAL	11.4%
AEROSPACE & DEFENSE	5.8%
Boeing Co.		2,100	174,825
General Dynamics Corp.		3,300	210,012
Lockheed Martin Corp.		6,000	434,940
Northrop Grumman Corp.		3,900	252,252
			1,072,029
BUILDING MATERIALS	0.6%
Cemex SA de CV (ADR)		2,100	119,637
COMPUTERS	0.9%
International Business Machines Corp.		2,000	159,800
DIVERSIFIED MANUFACTURING	2.3%
General Electric Co.		12,400	424,824
TRANSPORTATION	1.8%
United Parcel Service		4,200	338,310
TOTAL INDUSTRIAL			2,114,600

		Number of Shares	Value

REAL ESTATE	2.5%
APARTMENT	0.4%
AvalonBay Communities		700	$74,410
INDUSTRIAL	0.6%
ProLogis		2,000	98,900
OFFICE	0.5%
Corporate Office Properties Trust		2,300	90,850
REGIONAL MALL	0.5%
Simon Property Group		1,200	95,556
SELF STORAGE	0.5%
Public Storage		1,300	93,184
TOTAL REAL ESTATE			452,900
TECHNOLOGY	4.5%
SEMICONDUCTORS	3.4%
Intel Corp.		8,000	144,160
Linear Technology Corp.		6,400	216,000
Microchip Technology		7,500	257,250
			617,410
SOFTWARE	1.1%
Microsoft Corp.		9,300	210,645
TOTAL TECHNOLOGY			828,055
TELECOMMUNICATIONS	2.3%
Nokia Corp. (ADR)		5,500	118,085
Verizon Communications		4,500	140,445
Vodafone Group PLC (ADR)		7,300	167,900
			426,430
UTILITY	5.7%
ELECTRIC—DISTRIBUTION	1.1%
Edison International		5,000	196,200
ELECTRIC—INTEGRATED	4.6%
Exelon Corp.		7,600	430,236
FPL Group		10,800	430,164
			860,400
TOTAL UTILITY			1,056,600
TOTAL COMMON STOCK
(Identified cost—$17,255,647)			17,538,883

		Principal Amount

COMMERCIAL PAPER	6.3%
Citigroup Funding, 3.92%, due 6/1/06		$475,000	475,000
New Center Asset Trust, 3.92%, due 6/1/06		700,000	700,000
TOTAL COMMERCIAL PAPER
(Identified cost—$1,175,000)			1,175,000

		Value

TOTAL INVESTMENTS (Identified cost—$18,430,647)	101.2%	$18,713,883

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)%	(224,780)

NET ASSETS	100.0%	$18,489,103

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note:  Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: July 28, 2006